Environmental Liabilities	12 Months Ended
Dec. 31, 2022
Environmental Remediation Obligations [Abstract]
Environmental Liabilities	ENVIRONMENTAL LIABILITIES
The following tables show the movements in environmental liabilities for the years ended December 31, 2022 and 2021:

Year ended December 31, 2022 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	68	54	122
Interest accretion	1	—	1
Expenditures	(40)	(6)	(46)
Revaluation adjustment	20	(4)	16
Environmental liabilities - ending	49	44	93
Less: current portion	(20)	(5)	(25)
	29	39	68

Year ended December 31, 2021 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	76	57	133
Interest accretion	1	—	1
Expenditures	(24)	(6)	(30)
Revaluation adjustment	15	3	18
Environmental liabilities - ending	68	54	122
Less: current portion	(27)	(7)	(34)
	41	47	88
The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the consolidated balance sheets after factoring in the discount rate:

As at December 31, 2022 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	50	44	94
Less: discounting environmental liabilities to present value	(1)	—	(1)
Discounted environmental liabilities	49	44	93

As at December 31, 2021 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	70	54	124
Less: discounting environmental liabilities to present value	(2)	—	(2)
Discounted environmental liabilities	68	54	122
At December 31, 2022, the estimated future environmental expenditures were as follows:

(millions of dollars)
2023	25
2024	25
2025	14
2026	2
2027	2
Thereafter	26
94
Hydro One records a liability for the estimated future expenditures for LAR and for the phase-out and destruction of PCB-contaminated mineral oil removed from electrical equipment when it is determined that future environmental remediation expenditures are probable under existing statute or regulation and the amount of the future expenditures can be reasonably estimated.
There are uncertainties in estimating future environmental costs due to potential external events such as changes in legislation or regulations, and advances in remediation technologies. In determining the amounts to be recorded as environmental liabilities, the Company estimates the current cost of completing required work and makes assumptions as to when the future expenditures will actually be incurred, in order to generate future cash flow information. A long-term inflation rate assumption of approximately 2% has been used to express these current cost estimates as estimated future expenditures. Future expenditures have been discounted using factors ranging from approximately 2.0% to 6.3% (2021 - 2.0% to 6.3%) depending on the appropriate rate for the period when expenditures are expected to be incurred. All factors used in estimating the Company’s environmental liabilities represent management’s best estimates of the present value of costs required to meet existing legislation or regulations. However, it is reasonably possible that numbers or volumes of contaminated assets, cost estimates to perform work, inflation assumptions and the assumed pattern of annual cash flows may differ significantly from the Company’s current assumptions. In addition, with respect to the PCB environmental liability, the availability of critical resources such as skilled labour and replacement assets and the ability to take maintenance outages in critical facilities may influence the timing of expenditures.
PCBs
The Environment Canada regulations, enacted under the Canadian Environmental Protection Act, 1999, govern the management, storage and disposal of PCBs based on certain criteria, including type of equipment, in-use status, and PCB-contamination thresholds. Under current regulations, Hydro One’s PCBs have to be disposed of by the end of 2025, with the exception of specifically exempted equipment. Contaminated equipment will generally be replaced, or will be decontaminated by removing PCB-contaminated insulating oil and retro filling with replacement oil that contains PCBs in concentrations of less than 2 ppm.
At December 31, 2022, the Company’s best estimate of the total estimated future expenditures to comply with current PCB regulations was $50 million (2021 - $70 million). These expenditures are expected to be incurred over the period from 2023 to 2025. As a result of its annual review of environmental liabilities, the Company recorded a revaluation adjustment in 2022 to increase the PCB environmental liability by $20 million (2021 - $15 million).
LAR
At December 31, 2022, the Company’s best estimate of the total estimated future expenditures to complete its LAR program was $44 million (2021 - $54 million). These expenditures are expected to be incurred over the period from 2023 to 2049. As a result of its annual review of environmental liabilities, the Company recorded a revaluation adjustment in 2022 to decrease the LAR environmental liability by $4 million (2021 - increase of $3 million).